================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                October 31, 1998
                               ------------------


                                   Value Line
                                   Convertible
                                   Fund, Inc.




                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Convertible Fund, Inc.


                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Convertible Fund's net asset value declined 6.17% in the twelve months ended October 31, 1998. On balance, the fund fared better than the unmanaged Value Line Convertible Index (-6.60%) -- the most complete indicator of performance of the domestic convertible market.

Since our last report, the U.S. financial markets have been subject to global economic turmoil, the effects of trading activities by several hedge funds, and the slowing of corporate earnings growth. As investors lost confidence in the troubled foreign markets, a flight to quality ensued that saw US Treasury bond yields decline to an all-time low of 4.69% on October 5, before settling in at just above 5% on October 31, 1998. Stocks, meanwhile, plummeted, especially small caps, while credit risk premiums more than doubled, with high-yield bond rates jumping by an unprecedented 4.00%. The convertible market suffered under the dual pressures applied from small stock underperformance and from growing credit risks.

                                                                  Total Return
                                                                     12 Mos
                                                                    10/31/98
                                                                    --------
Value Line Convertible Fund ................................         -6.17%
Value Line Convertible Index* ..............................         -6.60%
S&P 500* ...................................................         21.99%
Russell 2000* ..............................................        -11.84%
Lehman Brothers High Yield Bond* ...........................         -0.50%
US Treasury 30 Year Bonds* .................................         19.62%

*    unmanaged

Interest rate cuts domestically and abroad, together with banking reform in Japan and a more stable political situation at home soothed the markets sufficiently to enable the convertible market to begin a recovery in October of 1998. The convertible market is still undervalued on a technical and fundamental basis not withstanding the rebound and we expect the convertible market to continue to improve during the months ahead.

Our strategy is to stay focused on high-quality convertible securities, which lowers risk by emphasizing liquid, larger-capitalization and higher credit quality issues with sound fundamentals and favorable Value Line Timeliness Ranks on their common stock. We then select those bonds that also rank high in the Value Line Convertible Survey.

We appreciate your confidence in Value Line, and hope we can continue to serve.


                                           Sincerely,


                                           /s/ JEAN BERNHARD BUTTNER

                                           Jean Bernhard Buttner
                                           Chairman and President

December 7, 1998

--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.


Convertible Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

Steady growth and low inflation continue to be two of the dominant themes in the domestic economy as 1998 rapidly draws to a close. This is underscored by reports that show relative stability in retailing, housing, personal income, and employment. Such trends suggest that GDP growth, which has generally moderated over the past six-months, will average 2%, or perhaps a shade more, during the next two to four quarters. At the same time, inflation remains quiescent, with producer and consumer price increases still modest overall and key industrial sectors finding it difficult to implement price increases.

At this point, though, we do not believe that this modest pace of economic activity is the opening act in a serious domestic business downturn. Our sense is that the global crisis still afflicting Asia, Russia, and parts of Latin America will gradually recede over the next 12 to 18 months and that the continuing subdued level of inflation in this country will encourage the Federal Reserve Board to pursue a stable or looser monetary policy over the next several quarters.

Performance Data:*
                                                       Average        Growth of
                                                       Annual        an Assumed
                                                        Total        Investment
                                                       Return        of $10,000
                                                       ------        ----------
 1 year ended 9/30/98 .......................           -8.07%        $ 9,193
 5 years ended 9/30/98 ......................            8.62%         15,118
10 years ended 9/30/98 ......................           10.63%         27,469


* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns at October 31, 1998 for the one-year, five-year and 10-year periods were -6.17%, 8.86%, and 10.56%, respectively.

--------------------------------------------------------------------------------
                                                                               3

Value Line Convertible Fund, Inc.


Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                Value
--------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS & NOTES (46.6%)

               ADVERTISING (1.0%)
$1,000,000     Getty Images, Inc.
                  4 3/4%, 6/1/03*..................................    $ 746,250

               AEROSPACE/DEFENSE
                 (1.1%)
 1,000,000     Kellstrom Industries, Inc.
                  5 1/2%, 6/15/03..................................      877,500

               AIR TRANSPORT (0.3%)
   600,000     World Airways, Inc.
                   8%, 8/26/04.....................................      273,750

               COAL/ALTERNATE
                 ENERGY (1.3%)
 1,000,000     AES Corp.
                  4 1/2%, 8/15/05..................................      982,500

               COMPUTER SOFTWARE
                 & SERVICES (5.3%)
   350,000     Aspen Technology, Inc.
                  5 1/4%, 6/15/05*.................................      176,312
 1,500,000     Comverse Technology, Inc.
                  4 1/2%, 7/1/05*..................................    1,340,625
 1,000,000     Learning Company, Inc.
                  (The) 5 1/2%, 11/1/00............................      948,750
 1,330,000     MacNeal-Schwendler Corp.
                  7 7/8%, 8/18/04..................................    1,243,550
 1,000,000     Network Associates, Inc.
                   zero coupon, 2/13/18............................      421,250
                                                                      ----------
                                                                       4,130,487

               DIVERSIFIED
                 COMPANIES (1.8%)
 1,000,000     Berkshire Hathaway Inc.
                   1%, 12/2/01.....................................    1,405,000

               DRUG (4.2%)
 1,000,000     ALZA Corp. zero coupon,
                   7/14/14.........................................      636,250
 2,000,000     Dura Pharmaceuticals, Inc.
                  3 1/2%, 7/15/02..................................    1,417,500
 1,000,000     Genzyme Corporation
                  5 1/4%, 6/1/05*..................................    1,236,250
                                                                      ----------
                                                                       3,290,000

               ENTERTAINMENT
                 (2.9%)
 1,500,000     Clear Channel
                   Communications, Inc.
                  2 5/8%, 4/1/03...................................    1,413,750
 2,000,000     Jacor Communications, Inc.
                   zero coupon, 2/9/18.............................      836,500
                                                                      ----------
                                                                       2,250,250

               ENVIRONMENTAL
                 (2.3%)
 2,000,000     United States Filter Corp.
                  4 1/2%, 12/15/01.................................    1,842,500

               FINANCIAL
                 SERVICES (4.8%)
 3,000,000     Bell Atlantic Financial
                   Services, Inc.
                  4 1/4%, 9/15/05*.................................    2,940,000
 1,000,000     Loews Corp.
                  3 1/8%, 9/15/07..................................      822,500
                                                                      ----------
                                                                       3,762,500

               INDUSTRIAL
                 SERVICES (1.1%)
 1,000,000     Data Processing Resources
                   Corporation
                  5 1/4%, 4/1/05...................................      883,750

--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.


                                                                October 31, 1998
--------------------------------------------------------------------------------

  Principal
   Amount                                                                Value
--------------------------------------------------------------------------------

               INSURANCE--
                 PROPERTY/
                 CASUALTY (3.8%)
$3,000,000     Fremont General Corp.
                   zero coupon, 10/12/13...........................  $ 2,988,750

               MEDICAL SERVICES
                 (1.4%)
 1,000,000     Omnicare, Inc.
                   5%, 12/1/07.....................................    1,077,500

               OFFICE EQUIPMENT &
                 SUPPLIES (1.9%)
 1,000,000     Corporate Express, Inc.
                  4 1/2%, 7/1/00...................................      885,000
 2,000,000     Danka Business Systems
                   PLC 63/4%, 4/1/02...............................      587,500
                                                                      ----------
                                                                       1,472,500

               OILFIELD SERVICES/
                 EQUIPMENT (1.4%)
 1,000,000     Nabors Industries, Inc.
                   5%, 5/15/06.....................................    1,107,500

               PAPER & FOREST
                 PRODUCTS (1.5%)
 1,500,000     Mail-Well, Inc.
                   5%, 11/1/02.....................................    1,179,375

               PETROLEUM--
                 INTEGRATED (1.3%)
 1,000,000     Texaco Capital Inc.
                  3 1/2%, 8/5/04...................................    1,025,000

               PUBLISHING (1.2%)
 1,000,000     World Color Press, Inc.
                   6%, 10/1/07.....................................      961,250

               R.E.I.T. (1.2%)
 1,000,000     Healthcare Realty
                   Trust, Inc.
                   6.55%, 3/14/02..................................      932,500

               RETAIL BUILDING
                 SUPPLY (2.4%)
 1,000,000     Home Depot, Inc. (The)
                   3.25%, 10/1/01..................................    1,903,750

               RETAIL STORE (1.8%)
 2,000,000     Costco Companies, Inc.
                   zero coupon, 8/19/17............................    1,392,500

               TELECOMMUNICATION
                 SERVICES (1.5%)
 3,000,000     U.S. Cellular Corp.
                   zero coupon, 6/15/15............................    1,181,250

               THRIFT (0.2%)
   200,000     Bay View Capital Corp.
                  9 1/8%, 8/15/07..................................      180,000

               TOBACCO (0.9%)
 1,000,000     Standard Commercial Corp.
                  7 1/4%, 3/31/07..................................      695,000
                                                                      ----------

               TOTAL CONVERTIBLE
               CORPORATE BONDS
               & NOTES
               (Cost $39,397,534) .................................   36,541,362
                                                                      ----------


--------------------------------------------------------------------------------
                                                                               5

Value Line Convertible Fund, Inc.


Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                Value
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (23.8%)

               BANK (3.8%)
    10,000     BCP International Bank Ltd.
                   $4.00, exchangeable
                   Series "A"......................................  $ 1,170,000
    16,000     Matewan Bancshares, Inc.
                   7.50%, Series "A"...............................      480,000
    50,000     National Australia Bank,
                   Ltd. Cap Units 7 7/8%,
                   exchangeable Pfd................................    1,321,875
                                                                      ----------
                                                                       2,971,875

               CEMENT &
                 AGGREGATES (1.6%)
    35,300     TXI Capital Trust I
                  5 1/2%, Pfd......................................    1,222,263

               COMPUTER SOFTWARE
                 & SERVICES (1.4%)
    20,000     L & H Capital Trust I
                  4 3/4%, Pfd......................................      715,000
    15,000     Tribune Company
                  6 1/4%, exchangeable
                   Notes Series "TLC"..............................      371,250
                                                                      ----------
                                                                       1,086,250

               ENTERTAINMENT
                 (1.9%)
    20,000     Chancellor Media Corp.
                   $3.00, Pfd......................................    1,517,500

               FOOD PROCESSING
                 (1.3%)
    20,000     Ralston-Ralston Purina
                   Group 7%, Stock
                   Appreciation Income
                   Linked Securities...............................      991,250

               MEDICAL SUPPLIES
                 (2.5%)
    10,000     McKesson Corporation
                   Financing Trust
                   5%, Pfd.........................................    1,052,500
    20,000     Owens & Minor, Inc. Trust 1
                  5 3/8%, Pfd......................................      940,000
                                                                      ----------
                                                                       1,992,500

               PACKAGING &
                 CONTAINER (2.5%)
    30,000     Owens-Illinois, Inc.
                  4 3/4%, Pfd......................................    1,203,750
    20,000     Sealed Air Corp.
                   $2.00 exchangeable
                   Series "A"......................................      797,500
                                                                      ----------
                                                                       2,001,250

               R.E.I.T. (1.8%)
    20,000     Camden Property Trust
                   $2.25, Series "A"...............................      495,000
    15,000     Glenborough Realty Trust,
                   Inc. 7 3/4%, Series "A".........................      287,812
    25,000     U.S. Restaurant Properties,
                   Inc. 7.72%, Series "A"..........................      590,625
                                                                      ----------
                                                                       1,373,437

               RAILROAD (0.8%)
    14,500     Union Pacific Capital Trust
                  6 1/4%, Pfd......................................      670,625

               STEEL (1.1%)
    20,000     USX Capital Trust I
                  6 3/4%, Pfd......................................      860,000

               TELECOMMUNICATIONS
                 EQUIPMENT (0.5%)
    20,000     Omnipoint Corp. 7%,
                   Series "144A"*..................................      392,500


--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.


                                                                October 31, 1998
--------------------------------------------------------------------------------

  Shares                                                                Value
--------------------------------------------------------------------------------

               TELECOMMUNICATION
                 SERVICES (4.6%)
    10,000     AirTouch Communications,
                  Inc. 4 1/4%, Series "C"........................  $   800,625
    20,000     ICG Communications, Inc.
                  6 3/4%, Pfd....................................    1,012,500
    20,000     IXC Communications, Inc.
                  6 3/4%, Pfd.
                   Series "144A"*................................      728,750
    10,000     MediaOne Group, Inc.
                  6 1/4%, Premium Income
                   Exchange Securities...........................      538,750
    10,000     Salomon Smith Barney
                   Holdings, Inc. 6 1/4%,
                   exchangeable Notes
                   Series "CSN"..................................      493,750
                                                                   -----------
                                                                     3,574,375
                                                                   -----------

               TOTAL CONVERTIBLE
               PREFERRED STOCKS
               (Cost $20,235,260) ...............................   18,653,825
                                                                   -----------

COMMON STOCKS (4.9%)

               TELECOMMUNICATION
                 SERVICES (4.9%)
    68,854     MCI WorldCom, Inc.................................    3,804,184
                                                                   -----------

               TOTAL COMMON
               STOCKS
               (Cost $1,192,580) ................................    3,804,184
                                                                   -----------

               TOTAL INVESTMENT
               SECURITIES (75.3%)
               (Cost $60,825,374) ...............................   58,999,371
                                                                   -----------


REPURCHASE AGREEMENTS (24.9%)
(including accrued interest)
$11,200,000  Collateralized by $11,185,000
               U.S. Treasury Notes 5 7/8%,
               due 8/31/99, with a value
               of $11,424,989 (with
               First Chicago Capital
               Markets, Inc., 5.27%,
               dated 10/30/98,
               due 11/2/98, delivery
               value $11,204,919)..............................    $11,203,279

  8,300,000  Collateralized by $5,760,000
                U.S. Treasury Bonds 12%,
                due 5/15/05, with a value
                of $8,478,548 (with
                Morgan Stanley & Co.,
                Incorporated, 5.33%,
                dated 10/30/98,
                due 11/2/98, delivery
                value $8,303,687)..............................      8,302,458
                                                                   -----------
                                                                    19,505,737
                                                                   -----------

EXCESS OF LIABILITIES
OVER CASH AND
RECEIVABLES (-0.2%) ...........................................       (107,721)
                                                                   -----------

NET ASSETS (100.0%) ...........................................    $78,397,387
                                                                   ===========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($78,397,387 / 6,284,254
shares outstanding) ...........................................    $     12.48
                                                                   ===========


* Pursuant to Rule 144A under the Securities Act of 1933, this Security can only be sold to qualified institutional investors.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.


Statement of Assets and Liabilities
at October 31, 1998 (unaudited)
--------------------------------------------------------------------------------
Assets:
Investment securities, at value
  (Cost--$60,825,374)...........................................  $58,999,371
Repurchase agreements
  (Cost--$19,505,737)...........................................   19,505,737
Cash ...........................................................       44,245
Interest and dividends receivable ..............................      479,868
Receivable for capital shares sold .............................      331,540
                                                                  -----------
    Total Assets ...............................................   79,360,761
                                                                  -----------
Liabilities:
Payable for securities purchased................................      836,500
Payable for capital shares
  repurchased ..................................................       39,096
Accrued expenses:
  Advisory fee .................................................       46,488
  Other ........................................................       41,290
                                                                  -----------
    Total Liabilities ..........................................      963,374
                                                                  -----------
Net Assets .....................................................  $78,397,387
                                                                  ===========
Net assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 6,284,254 shares).................................  $ 6,284,254
Additional paid-in capital .....................................   72,624,582
Undistributed net investment income ............................      434,137
Accumulated net realized gain
  on investments................................................      880,417
Net unrealized depreciation of
  investments ..................................................   (1,826,003)
                                                                  -----------
Net Assets .....................................................  $78,397,387
                                                                  ===========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($78,397,387 / 6,284,254
  shares outstanding) ..........................................  $     12.48
                                                                  ===========


Statement of Operations
for the six months ended October 31, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest .......................................................  $ 1,569,912
Dividends ......................................................      753,545
                                                                  -----------
    Total Income ...............................................    2,323,457
                                                                  -----------
Expenses:
Advisory fee ...................................................      318,273
Transfer agent .................................................       22,190
Auditing and legal fees ........................................       19,378
Registration and filing fees ...................................       11,983
Custodian fees .................................................       11,348
Printing and stationery ........................................        9,599
Postage ........................................................        9,138
Directors' fees and expenses ...................................        7,862
Telephone ......................................................        4,324
Insurance, dues and other ......................................        3,055
                                                                  -----------
    Total Expenses Before
      Custody Credits ..........................................      417,150
    Less: Custody Credits ......................................       (2,311)
                                                                  -----------
    Net Expenses ...............................................      414,839
                                                                  -----------
Net Investment Income ..........................................    1,908,618
                                                                  -----------
Net Realized and Unrealized Loss
  on Investments:
    Net Realized Loss ..........................................   (2,832,872)
    Change in Net Unrealized
      Appreciation (Depreciation) ..............................  (10,912,924)
                                                                  -----------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  (Depreciation) on Investments ................................  (13,745,796)
                                                                  -----------
Net Decrease in Net Assets
  from Operations .............................................. $(11,837,178)
                                                                  ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.


Statement of Changes in Net Assets for the six months ended October 31, 1998 (unaudited) and for the year ended April 30, 1998
--------------------------------------------------------------------------------

                                                              Six Months Ended    Year Ended
                                                              October 31, 1998     April 30,
                                                                 (unaudited)         1998
                                                              ------------------------------
Operations:
  Net investment income .....................................   $  1,908,618    $  3,933,911
  Net realized (loss) gain on investments ...................     (2,832,872)      6,520,865
  Change in net unrealized (depreciation) appreciation ......    (10,912,924)      7,785,510
                                                                ----------------------------
  Net (decrease) increase in net assets from operations .....    (11,837,178)     18,240,286
                                                                ----------------------------

Distributions to Shareholders:
  Net investment income .....................................     (1,881,435)     (3,967,522)
  Net realized gain from investment transactions ............           --        (4,337,642)
                                                                ----------------------------
Total distributions .........................................     (1,881,435)     (8,305,164)
                                                                ----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................     88,971,110      85,988,521
  Proceeds from reinvestment of distributions to shareholders      1,500,932       6,626,383
  Cost of shares repurchased ................................    (96,035,261)    (73,554,612)
                                                                ----------------------------
  (Decrease) Increase from capital share transactions .......     (5,563,219)     19,060,292
                                                                ----------------------------
Total (Decrease) Increase ...................................    (19,281,832)     28,995,414

Net Assets:
  Beginning of period .......................................     97,679,219      68,683,805
                                                                ----------------------------
  End of period .............................................   $ 78,397,387    $ 97,679,219
                                                                ============================
Undistributed Net Investment Income, at end of period .......   $    434,137    $    406,954
                                                                ============================

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line Convertible Fund, Inc.


Notes to Financial Statements (unaudited)                       October 31, 1998
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value  Line  Convertible  Fund,  Inc.  (the  "Fund")  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation.
The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Fund's securities are valued by an independent pricing service approved by the Fund's Board of Directors. Securities for which quotations are not available from the pricing service are valued at the mean between the latest available and representative asked and bid prices provided by dealers in such securities. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amoritzing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.


Notes to Financial Statements (unaudited)                       October 31, 1998
--------------------------------------------------------------------------------


2.   Capital Share Transactions.

     Transactions in capital stock were as follows:

                                                  Six Months
                                                     Ended              Year
                                                  October 31,          Ended
                                                     1998             April 30,
                                                  (unaudited)           1998
                                                 -------------------------------

Shares sold ...............................         6,695,644          5,969,380
Shares issued to shareholders
  in reinvestment
  of dividends ............................           112,446            475,431
                                                 -------------------------------
                                                    6,808,090          6,444,811
Shares repurchased ........................         7,121,678          5,102,466
                                                 -------------------------------

Net (decrease) increase ...................          (313,588)         1,342,345
                                                 ===============================


3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                   Six Months
                                                                      Ended
                                                                October 31, 1998
                                                                   (unaudited)
                                                                 --------------

PURCHASES:
  Investment Securities ................................           $39,270,053
                                                                   ===========

SALES OR REDEMPTIONS:
  Investment Securities ................................           $43,674,013
                                                                   ===========

At October 31, 1998, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $80,331,111. The aggregate appreciation and depreciation of investments at October 31, 1998, based on a comparison of investment values and their costs for federal income tax purposes, was $5,679,247 and $7,505,250 respectively, resulting in a net depreciation of $1,826,003.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  with
     Affiliates

An advisory fee of $318,273 was paid or payable to Value Line, Inc. (the Adviser), for the six months ended October 31, 1998. This was computed at the rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Advisor and/or affiliated companies owned 209,974 shares of the Fund's capital stock, representing 3.3% of the outstanding shares and an officer and Directors owned 82,055 shares representing 1.3% at October 31, 1998.


--------------------------------------------------------------------------------
                                                                              11

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

                                       Six Months Ended                                Years Ended April 30,
                                        Oct. 31, 1998     ------------------------------------------------------------------------
                                         (unaudited)        1998             1997             1996          1995          1994
                                         ----------       ------------------------------------------------------------------------
Net asset value, beginning
  of period ........................   $    14.80         $  13.07        $   14.10        $   11.79     $    12.26     $   13.80
                                       -------------------------------------------------------------------------------------------
  Income (loss) from investment
    operations:
  Net investment income ............          .32              .65              .70              .66            .74           .71
  Net gains or losses on
     securities (both realized
     and unrealized)................        (2.33)            2.50              .50             2.33           (.02)          .11
                                       -------------------------------------------------------------------------------------------
    Total from investment operations        (2.01)            3.15             1.20             2.99            .72           .82
                                       -------------------------------------------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income ............         (.31)            (.67)            (.65)            (.68)          (.76)         (.69)
    Distributions from realized
      capital gains ................         --               (.75)           (1.58)            --             (.43)        (1.67)
                                       -------------------------------------------------------------------------------------------
    Total distributions ............         (.31)           (1.42)           (2.23)            (.68)         (1.19)        (2.36)
                                       -------------------------------------------------------------------------------------------

Net asset value, end of period .....   $    12.48         $  14.80        $   13.07        $   14.10     $    11.79     $   12.26
                                       ===========================================================================================
Total return .......................       -13.70%+          25.04%            8.80%           26.07%          6.53%         5.50%
                                       ===========================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $   78,397         $ 97,679        $  68,684        $  72,620     $   50,523     $  49,823
Ratio of expenses to
  average net assets ...............          .97%*(1)         .98%(1)         1.01%(1)         1.08%          1.08%         1.07%
Ratio of net investment income
  to average net assets ............         4.42%*           4.63%            4.94%            5.14%          6.13%         5.32%
Portfolio turnover rate ............           56%+            111%             164%             129%            87%          142%


(1)  Before custody credits.

+    Not annualized.

*    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bruce H. Alston
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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